Non-controlling Interests (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	$ 117,897,071	$ 112,244,220
Bebidas Del Paraguay SA [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	20,355,904	15,881,635
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	27,202,887	26,253,577
Cerveceria Kunstmann S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	8,291,359	7,179,053
Compania Pisquera de Chile S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	6,322,425	5,661,209
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	41,853,583	42,455,039
Saenz Briones Cia. S.A.I.C. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	10,550	1,118,693
Distribuidora Del Paraguay SA [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	4,549,059	4,361,300
Bebidas Bolivianas BBO S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	7,360,489	7,554,588
Other subsidiaries [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	$ 1,950,815	$ 1,779,126